Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Total gross inventory, finished goods	$ 528,000	$ 634,000
Less: inventory reserve	(49,000)	(43,000)
Total inventory	$ 479,000	$ 591,000